                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of form before preparing form.

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1.       Name and address of issuer:

                  Keynote Series Account

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2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes)                                                       [X]

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3.       Investment Company Act File Number:          811-5457

         Securities Act File Number:         33-19836

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4(a).    Last day of fiscal year for which this Form is filed:

                  December 31, 2002
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4(b).    [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).    [ ] Check box if this is the last time the issuer will be filing this Form.

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
----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)        Aggregate sale price of securities sold
             during the fiscal year pursuant to section
             24(f):                                                                           $       1,677,940
                                                                                               ----------------

  (ii)       Aggregate price of securities redeemed or
             repurchased during the fiscal year:                    $          4,286,847
                                                                     -------------------

  (iii)      Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the Commission:           $          2,204,177
                                                                     -------------------

  (iv)       Total available redemption credits [add
             items 5(ii) and 5(iii):                                                         -$       6,491,024
                                                                                               ----------------


  (v)        Net sales -- if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i):                                                                            $              --
                                                                                               ----------------

  (vi)       Redemption credits available for use in                $         (4,813,084)
             future years -- if Item 5(i) is less than               -------------------
             5(iv) [subtract Item 5(iv) from Item 5(i)]:

  (vii)      Multiplier for determining registration fee
             (See Instruction C.9):                                                           X        .0000809
                                                                                               ----------------

  (viii)     Registration fee due [multiply Item 5(v) by
             Item 5(viii)] (enter "0" if no fee is due):                                     =$               0
                                                                                               ================

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.
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7.       Interest due -- if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see instruction D):

                                                                +$
                                                                   ------------
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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                =$
                                                                  ==============
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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

                  Method of Delivery:

                           [ ]     Wire Transfer
                           [ ]     Mail or other means
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

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)(1)    /s/ ROBERT F. COLBY
                                    --------------------------------------------
                                            Secretary


         Date       March 20, 2003
             ---------------------------


----------------------------------
         (1) Please print the name and title of the signing officer below the signature.

24F2 Fees
Keynote Series Account
For the period ended December 31, 2002

                                                    98009               98045             98069              98088          98119
                                                                     INTERMEDIATE
                                                    MONEY             GOVERNMENT        CORE BOND                          VALUE &
KEY NOTES                                           MARKET               BOND              FUND             BALANCED        INCOME
                                              --------------------------------------------------------------------------------------
Proceeds from issuance of units.............          218,607           442,744           136,614           143,320         453,837
Value of units redeemed.....................           95,521           198,268           152,938           374,501       2,065,183
                                              --------------------------------------------------------------------------------------
Net Change                                            123,086           244,476           (16,324)         (231,181)     (1,611,346)
                                              --------------------------------------------------------------------------------------
12/31/01 Cash Flow                                         (6)              (55)             (686)             (780)         16,280
                                              --------------------------------------------------------------------------------------
Net Change                                            123,081           244,421           (17,010)         (231,961)     (1,595,066)
                                              ======================================================================================


Calculation of Fee:
Total change                                    $ (2,608,907)
Per SEC .0000809                                 $   (211.06)
                                              ==============

Per Fund                                                9.96              19.77             (1.38)           (18.77)        (129.04)

                                                  98126              98280

                                                  EQUITY
KEY NOTE                                          GROWTH            CALVERT             TOTAL
Proceeds from issuance of units.............      239,218            43,600           1,677,940
Value of units redeemed.....................    1,383,010            29,545           4,298,966
                                              -------------------------------------------------
Net Change                                     (1,143,792)           14,055          (2,621,028)
                                              -------------------------------------------------
12/31/01 Cash Flow                                 (2,492)             (143)             12,119
                                              -------------------------------------------------
Net Change                                     (1,146,284)           13,912          (2,608,907)
                                              =================================================
                                                                                     (2,608,907)


Per Fund                                           (92.73)             1.13             (211.06)